Long-Term Financial Debt (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Summary of Long -Term Financial Debt	The movement of the long-term financial debt is shown below:

in CHF thousands
	Series A shares	Series B shares	Series C shares	Total
Balance as of December 31, 2021	8,179	48,569	56,754	113,502
Issuance of shares	-	-	2,030	2,030
Transaction costs	-	-	(54)	(54)
Interest	-	2,797	3,546	6,343
FX revaluation	-	-	628	628
Balance as of December 31, 2022	8,179	51,366	62,904	122,449
Interest	-	519	747	1,266
FX revaluation	-	-	1,087	1,087
Conversion of Legacy Oculis preferred shares into Oculis ordinary shares	(8,179)	(51,885)	(64,738)	(124,802)
Balance as of December 31, 2023	-	-	-	-